Income Taxes (Details) - USD ($)			3 Months Ended		12 Months Ended
	Jan. 01, 2023	Dec. 22, 2017	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes (Details) [Line Items]
Income tax provision
Effective tax rate, percentage					7.10%	7.10%
Federal corporate income tax rate			21.00%		21.00%	21.00%
Valuation allowance					$ 10,130,758	$ 15,394,586
Decrease valuation allowance						$ 5,263,828
Federal net operating loss carryforwards					$ 110,900,000
Expensing provision	20.00%	100.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Federal corporate income tax rate		35.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
Federal corporate income tax rate		21.00%